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      As filed with the Securities and Exchange Commission
                       On October 4, 1996

                                                File No. 33-37848

               Securities and Exchange Commission
                     Washington, D.C. 20549
            _________________________________________
                            FORM N-1A

     REGISTRATION STATEMENT UNDER TO SECURITIES ACT OF 1933

                   Pre-Effective Amendment No.

                 Post-Effective Amendment No. 16
                             and/or

 REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                        Amendment No. 11
            _________________________________________

                 ALLIANCE NEW EUROPE FUND, INC.
       (Exact Name of Registrant as Specified in Charter)
        1345 Avenue of the Americas, New York, N.Y. 10105
       (Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code:
                         (800) 22l-5672
            _________________________________________

                      EDMUND P. BERGAN, JR.
        1345 Avenue of the Americas, New York, N.Y. 10105
             (Name and address of Agent for Service)
            _________________________________________

                Calculation of Registration Fee:

                               Proposed        Proposed
Title of                       Maximum         Maximum
Securities                     Offering        Aggregate     Amount of
Being         Amount Being     Price           Offering      Registration
Registered     Registered      Per Share *     Price  **         Fee
__________    ____________   _____________     __________    _____________

Capital       3,678,075          $16.14        $290,000         $100.00
Stock .01
par value





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    *    Estimated solely for the purpose of determining the
amount of the registration fee based on the maximum offering price per share of the fatal Registrants common stock on September 19, 1996.

    **   The calculation of the maximum aggregate offering price
is made pursuant to Rule 24e-2(a} under the Investment Company Act of 1940 and is based on the following: the total amount of securities redeemed or repurchased during the fiscal year ended July 31, 1996 was 3,653,177, of which none was previously used for reduction pursuant to Rule 24f-2 or Rule 24e-2 (a) and 3,653,177 of which are being so used for such reduction in this Amendment.

It is proposed that this filing will become effective (check appropriate box)
    X    immediately upon filing pursuant to paragraph (b)
    ___  on (date) pursuant to paragraph (b
    ___  60 days after filing pursuant to paragraph (a)(1)
    ___  on (date) pursuant to paragraph (a)(1).
    ___  75 days after filing pursuant to paragraph (a)(2)
    ___  on [date) pursuant to paragraph (a)(2) of Rule 485.

EXHIBIT:  Opinion of Seward & Kissel


























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                            SIGNATURE

    Pursuant to the requirements of the Securities Act of 1933 as amended and the Investment Company Act of 1940 as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, "hereunto duly authorized, in the City of New York and the State of New York, on the 27th day of September, 1996.

                        ALLIANCE NEW EUROPE FUND, INC.

                        by \s\John D. Carifa
                        ___________________________________
                        John D. Carifa Chairman

    Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:



    Signature                     Title                    Date
    _________                     ______                   ____

1)  Principal Executive Officer

    \s\John D. Carifa             Chairman                 September 27, 1996
    __________________
    John D. Carifa

2)  Principal Financial and       Chairman
    Accounting Officer

    \s\Mark D. Gersten            Treasurer                September 27, 1996
    ___________________
    Mark D. Gersten

3)  A Majority of the Directors

    John D. Carifa
    David H. Dievler
    John H. Dobkin
    W.H. Henderson
    Stig Host



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    Richard M. Lilly
    Alan Stoga
    John C. West
    Robert C. White

    by \s\Edmund P. Bergen                                 September 27, 1996
    ______________________
    (Attorney-in-fact)
    Edmund P. Bergan, Jr.










































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